Other Intangible Assets, Net - Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other intangible assets | Selling, general and administrative expenses
Intangible assets
Amortization related to other intangible assets	$ 179.5	$ 163.8	$ 75.8